INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES
The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.
At June 30, 2013, June 30, 2012 and December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	June 30, 2013	June 30, 2012	December 31, 2012
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
SFL Hercules Ltd ("SFL Hercules")	100.00%	—	—
SFL Linus Ltd ("SFL Linus")	100.00%	—	—

Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	204,177	5,108	5,062	44,130	91,582	58,295	—
Non-current assets	1,598,725	—	—	475,898	473,699	454,128	195,000
Total assets	1,802,902	5,108	5,062	520,028	565,281	512,423	195,000
Current liabilities	483,262	—	—	40,563	413,601	29,098	—
Non-current liabilities	1,290,091	—	—	477,377	134,151	483,563	195,000
Total Liabilities	1,773,353	—	—	517,940	547,752	512,661	195,000
Total stockholders’ equity	29,549	5,108	5,062	2,088	17,529	(238)	—

	As of December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	206,114	3,998	3,950	52,776	145,390	—	—
Non-current assets	1,482,687	—	—	488,297	994,390	—	—
Total assets	1,688,801	3,998	3,950	541,073	1,139,780	—	—
Current liabilities	868,850	—	—	40,138	828,712	—	—
Non-current liabilities	587,060	—	—	427,010	160,050	—	—
Total Liabilities	1,455,910	—	—	467,148	988,762	—	—
Total stockholders’ equity	232,891	3,998	3,950	73,925	151,018	—	—
Summarized statement of operations information of the Company’s equity method investees is as follows:

	6 months ended June 30, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,339	9,858	9,883	12,168	31,804	626	—
Net operating revenues	46,781	1,112	1,112	12,150	31,782	625	—
Net income/ (loss)	15,530	1,112	1,112	1,163	12,381	(238)	—

	6 months ended June 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	76,382	9,772	9,809	21,187	35,614	—	—
Net operating revenues	59,042	1,125	1,124	21,185	35,608	—	—
Net income	22,660	1,125	1,123	5,767	14,645	—	—

	Year ended December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	146,263	19,612	19,722	37,421	69,508	—	—
Net operating revenues	111,434	2,266	2,265	37,418	69,485	—	—
Net income	43,492	2,266	2,264	10,719	28,243	—	—

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. (“Seadrill Polaris”), a wholly-owned subsidiary of Seadrill Limited (“Seadrill”) whose performance under the leasing arrangement is fully guaranteed by Seadrill. In July 2008, SFL West Polaris entered into a $700.0 million term loan facility. In December 2012, SFL West Polaris entered into a $420.0 million five year term loan and revolving credit facility, which was used to refinance the existing $700.0 million facility in January 2013. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL West Polaris is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. At June 30, 2013, the balance outstanding under this facility was $405.0 million. The Company guaranteed $100.0 million of this debt at June 30, 2013.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. (“Seadrill Deepwater”) and Seadrill Offshore AS (“Seadrill Offshore”), two wholly-owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. In September 2008, SFL Deepwater entered into a $1,400.0 million term loan facility and at June 30, 2013 the balance outstanding under this facility was $407.8 million relating only to the drilling unit West Taurus. The Company guarantees $100.0 million of this debt. The other rig, the West Hercules was transferred to SFL Hercules, a 100% owned subsidiary of Ship Finance in June 2013 at the carrying value of the Investment in finance lease. The remaining rig is chartered on a bareboat basis and the terms of the charter provide Seadrill Deepwater with various call options to acquire the rig at certain dates throughout the charter. In addition, there is an obligation for the charterer to purchase the rig at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Deepwater is the subject of a lease which includes both fixed price call options and a fixed price purchase obligation, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent unit (“TEU”) container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing those vessels out on time charter basis to CMA CGM. The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which earn a fixed rate of interest and are shown under “Loans to others, long-term”. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities in 2014, 2015, 2016, 2017 and 2018. If an option to acquire a vessel-owning entity is exercised, the corresponding financing and lease agreements will be terminated. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.

SFL Hercules is a 100% owned subsidiary of Ship Finance which was incorporated in January 2012 for the purpose of acquiring the ultra deepwater drilling rig West Hercules from SFL Deepwater and carry on leasing the rig to Seadrill Offshore on the same terms as originally established under the lease by SFL Deepwater. In June 2013, SFL Hercules drew down $375.0 million under a term loan and revolving credit facility with a syndicate of banks. The proceeds were used to part finance the acquisition of West Hercules and the rights to the bareboat charter of the rig from SFL Deepwater at the carrying value of its Investment in finance lease receivable. The vessel is chartered on a bareboat basis and the performance of Seadrill Offshore under the leasing arrangement is fully guaranteed by Seadrill. The terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL Hercules has a put option to sell the vessel to Seadrill Offshore at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL Hercules is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. At June 30, 2013, the balance outstanding under this facility was $375.0 million. The Company guaranteed $90.0 million of this debt at June 30, 2013.

SFL Linus is a 100% owned subsidiary of Ship Finance acquired from North Atlantic Drilling Ltd (“NADL”), a related party, in June 2013. SFL Linus holds the contract for the newbuilding harsh environment jack-up drilling rig West Linus. The rig is currently under construction at a shipyard in Singapore and will, upon delivery, commence a bareboat charter in excess of 15 years to North Atlantic Linus Charterer Ltd (“North Atlantic Charterer”), a wholly-owned subsidiary of NADL, whose performance under the leasing arrangement is fully guaranteed by NADL. The terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL Linus has a put option to sell the vessel to North Atlantic Charterer at a fixed price at the end of the charter, which expires in 2029. Because the main asset of SFL Linus is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. The agreed purchase price of the rig is $600 million and $195 million of this was paid upon closing of the transaction in June 2013. The remaining balance will become payable upon the completion and delivery of the rig, SFL Linus has received a commitment from a syndicate of banks for a $475.0 million five year post-delivery term loan and revolving credit facility, which will be used to part finance the purchase of the rig upon delivery from the yard.